Revenues	6 Months Ended
Jun. 30, 2023
Revenues
Revenues

3.Revenues

The following table presents the Company’s revenues disaggregated by revenue category. All revenues were generated in the PRC.

	Six months ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Revenue from contract with customers
On-demand delivery solution services	1,763,807	1,649,593	227,489
Mobility solution services	56,463	58,518	8,070
Housekeeping and accommodation solutions	43,370	25,719	3,547
Others	155	2,487	343
Total revenues	1,863,795	1,736,317	239,449